Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Standard and Extended Product Warranty Accrual, Ending Balance	$ 120,000	$ 180,000	$ 180,000
Product Warranty Expense	158,426	219,190	$ 281,523
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 120,000	$ 180,000